STOCK-BASED COMPENSATION (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
Stock-based compensation expense included in general and administrative expenses consisted of the following:

	Years Ended December 31,
	2017	2016	2015
PBF Energy options	9,369	11,020	7,528
PBF Energy restricted shares	12,134	7,276	1,690
PBFX Phantom Units	5,345	4,360	4,279
	$26,848	$22,656	$13,497

Weighted average assumptions
The estimated fair value of PBF Energy options granted during the years ended December 31, 2017, 2016 and 2015 was determined using the Black-Scholes pricing model with the following weighted average assumptions:

	December 31, 2017	December 31, 2016	December 31, 2015
Expected life (in years)	6.25	6.25	6.25
Expected volatility	39.5%	39.7%	38.4%
Dividend yield	4.58%	4.73%	3.96%
Risk-free rate of return	2.09%	1.42%	1.58%
Exercise price	$26.52	$26.18	$30.28

Summary of share-based compensation activity
The following table summarizes activity for PBF LLC Series A compensatory warrants and options for the years ended December 31, 2017, 2016 and 2015:

	Number of PBF LLC Series A Compensatory Warrants and Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock Based Compensation, Outstanding at January 1, 2015	801,479	$10.53	6.41
Exercised	(160,700)	10.28	—
Forfeited	—	—	—
Outstanding at December 31, 2015	640,779	$10.59	5.46
Exercised	(27,833)	10.00	—
Forfeited	—	—	—
Outstanding at December 31, 2016	612,946	$10.62	4.47
Exercised	(126,634)	10.17	—
Forfeited	—	—	—
Outstanding at December 31, 2017	486,312	$10.73	3.52
Exercisable and vested at December 31, 2017	486,312	$10.73	3.52
Exercisable and vested at December 31, 2016	612,946	$10.62	4.47
Exercisable and vested at December 31, 2015	940,779	$10.59	5.46
Expected to vest at December 31, 2017	486,312	$10.73	3.52
A summary of PBFX’s unit award activity for the years ended December 31, 2017, 2016 and 2015 is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2015	275,522	$26.56
Granted	266,360	23.92
Vested	(137,007)	25.83
Forfeited	(1,500)	26.74
Nonvested at December 31, 2015	403,375	$25.06
Granted	284,854	19.95
Vested	(116,349)	25.24
Forfeited	(7,000)	23.20
Nonvested at December 31, 2016	564,880	$22.47
Granted	319,940	20.97
Vested	(217,171)	23.15
Forfeited	(24,875)	21.23
Nonvested at December 31, 2017	642,774	$21.54

The following table summarizes activity for PBF Energy options for the years ended December 31, 2017, 2016 and 2015.

	Number of PBF Energy Class A Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock-based awards, outstanding at January 1, 2015	2,401,875	$25.97	8.67
Granted	1,899,500	30.28	10.00
Exercised	(30,000.00)	25.79	—
Forfeited	(15,000)	26.38	—
Outstanding at December 31, 2015	4,256,375	$27.89	8.32
Granted	1,792,000	26.18	10.00
Exercised	(11,250)	25.86	—
Forfeited	(66,500)	28.74	—
Outstanding at December 31, 2016	5,970,625	$27.37	8.02
Granted	1,638,075	26.52	10.00
Exercised	(462,500)	25.65	—
Forfeited	(263,425)	27.71	—
Outstanding at December 31, 2017	6,882,775	$27.27	7.82
Exercisable and vested at December 31, 2017	2,958,875	$27.58	6.77
Exercisable and vested at December 31, 2016	2,271,375	$27.23	7.21
Exercisable and vested at December 31, 2015	1,136,250	$26.22	7.61
Expected to vest at December 31, 2017	6,882,775	$27.27	7.82